Loans - Average Impaired Loan Balances and Related Recognized Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	$ 102,765	$ 100,321	$ 110,106
Interest income recognized	4,663	2,502	1,755
Commercial loans
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	5,059	1,675	1,280
Interest income recognized	63	64	0
Commercial loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	2	14	66
Interest income recognized	0	0	0
Commercial loans | Commercial and merchandising
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	5,057	1,661	1,214
Interest income recognized	63	64	0
Commercial real estate loans | Commercial mortgage
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	7,778	15,496	28,612
Interest income recognized	222	237	311
Consumer loans
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	865	1,249	1,781
Interest income recognized	0	0	2
Consumer loans | Overdrafts
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	11	14	27
Interest income recognized	0	0	0
Consumer loans | Automobile financing
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	256	192	137
Interest income recognized	0	0	0
Consumer loans | Other consumer
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	598	1,043	1,617
Interest income recognized	0	0	2
Residential mortgage loans
Financing Receivable, Impaired [Line Items]
Average gross recorded investment	89,063	81,901	78,433
Interest income recognized	$ 4,378	$ 2,201	$ 1,442